Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	$ 50,429	$ 56,098	$ 53,780
– UK
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	9,163	9,011	10,340
– Hong Kong
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	15,783	18,449	17,162
– US
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	4,474	4,471	4,379
– France
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	1,753	1,942	1,898
– other countries
Disclosure of geographical areas [line items]
Reported external net operating income by country/territory	$ 19,256	$ 22,225	$ 20,001